LONG-TERM PREPAYMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
LONG TERM PREPAYMENTS [Abstract]
Prepayments for the expansion of automobile dealerships	$ 3,211	20,000	120,000
Deposit for financing from Toyota Financing Corporation	1,043	6,500	6,500
Prepayment for investment in Saneguard Automobile Insurance Co., Ltd.			11,250
Total long-term prepayments	$ 4,254	26,500	137,750